Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Employee Benefit Plans [Abstract]
Schedule of Combined and Consolidated Financial Statements	The change in benefit obligations, the change in the fair value of the plan assets and the funded status of our pension plans (except for the German pension plan which is unfunded) and the amounts recognized in our combined and consolidated financial statements are as follows:
	Year Ended December 31,
(dollars in thousands)	2022	2021
Change in Benefit Obligation:
Benefit obligation at beginning of period	$117,582	$122,069
Service cost	53	68
Interest cost	1,910	1,686
Actuarial gain	(44,748)	(2,243)
Plan amendments	—	(28)
Plan curtailment	149	98
Benefits paid	(1,915)	(2,497)
Foreign-exchange rate changes	(11,261)	(1,571)
Benefit obligation at end of year	$61,770	$117,582

Change in Plan Assets:
Fair value of plan assets at beginning of period	$90,225	$87,414
Actual (loss) return on plan assets	(36,818)	2,950
Employer contributions	2,862	3,249
Participants’ contributions	—	16
Benefits paid	(1,818)	(2,394)
Foreign-exchange rate changes	(8,757)	(1,010)
Fair value of plan assets at end of year	45,694	90,225
Funded status at end of year	$(16,076)	$(27,357)

Net amount recognized in the Consolidated Balance Sheets:
Pension liability, net(a)	$(16,076)	$(27,357)
Amounts recognized in accumulated other comprehensive loss, net of tax consist of:
Net actuarial gain	(6,959)	(6,061)
Net prior service costs	(124)	(127)
Net amount recognized in accumulated comprehensive loss, net of tax	$(7,083)	$(6,188)

Plans with underfunded or non-funded accumulated benefit obligation:
Aggregate projected benefit obligation	$61,770	$117,582
Aggregate accumulated benefit obligation	$61,770	$117,582
Aggregate fair value of plan assets	$45,694	$90,225

(a)      Combined balance of $16.1 million as of December 31, 2022 includes pension liabilities (assets) of $13.7 million, $1.7 million, $1.2 million and ($0.5) million under UK, Asterion, German and Norway pension plans, respectively. Combined balance of $27.4 million as of December 31, 2021 includes pension liabilities of $23.0 million, $2.5 million, $1.8 million and less than $0.1 million under UK, Asterion, German and Norway pension plans, respectively.

Schedule of Net Periodic Benefit Cost	The components of the net periodic benefit cost are as follows:
	Year ended December 31,
(dollars in thousands)	2022	2021	2020
Service cost	$53	$68	$69
Interest cost	1,910	1,686	1,984
Expected return on plan assets	(2,856)	(2,410)	(2,530)
Amortization
Amortization of prior service cost	273	127	103
Amortization of net loss	1,768	3,103	1,741
Settlement loss	—	—	637
Net periodic benefit cost	$1,148	$2,574	$2,004

Schedule of Net Periodic Benefit CostSchedule of Determine Benefit Obligation and Net Periodic Benefit Costs	The following tables set forth the principal actuarial assumptions used to determine benefit obligation and net periodic benefit costs:
	December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
(dollars in thousands)	UK		Germany		Norway		Asterion
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.00%	1.80%	3.80%	1.00%	3.00%	1.90%	3.80%	1.13%
Rate of compensation increase	N/A	N/A	N/A	N/A	3.50%	2.75%	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	1.80%	1.40%	3.80%	1.00%	3.00%	1.90%	3.80%	1.13%
Expected asset return	3.45%	2.72%	N/A	N/A	4.15%	3.10%	3.80%	1.13%
Rate of compensation increase	N/A	N/A	N/A	N/A	3.50%	2.75%	N/A	N/A

Schedule of Weighted Average Allocation of Plan Assets	The weighted average allocation of plan assets by asset category is as follows:
	Year Ended December 31,
	2022	2021
U.K. and other international equities	27.1%	32.7%
U.K. government and corporate bonds	5.5	2.7
Diversified growth fund	18.4	25.7
Liability driven investments	44.3	34.6
Multi-asset credit fund	4.7	4.3
Total	100.0%	100.0%

Schedule of Fair Value of Our Pension Assets	The following tables set forth, by category and within the fair value hierarchy, the fair value of our pension assets at December 31, 2022 and 2021:
	December 31, 2022
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Asset Category:
Cash	$932	$932	$—	$—
Equity funds:
U.K.	11,400	—	11,400	—
Fixed income securities:
Corporate bonds/U.K. Gilts	2,529	—	2,529	—
Other investments:
Diversified growth fund	8,417	—	8,417	—
Liability driven investments	20,258	—	20,258	—
Multi-asset credit fund	2,158	—	2,158	—
Total fair value	$45,694	$932	$44,762	$—
	December 31, 2021
(dollars in thousands)	Total	Level 1	Level 2	Level 3
Asset Category:
Cash	$149	$149	$—	$—
Equity funds:
U.K.	17,423	—	17,423	—
Other international	11,909	—	11,909	—
Fixed income securities:
Corporate bonds/U.K. Gilts	2,444	—	2,444	—
Other investments:
Diversified growth fund	23,122	—	23,122	—
Liability driven investments	31,259	—	31,259	—
Multi-asset credit fund	3,919	—	3,919	—
Total fair value	$90,225	$149	$90,076	$—

Schedule of Estimated Future Pension Benefit Payments	The estimated future pension benefit payments expected to be paid to plan participants are as follow:
(dollars in thousands)	Estimated Benefit Payments
Year ended December 31,
2023	$1,872
2024	2,067
2025	2,656
2026	2,674
2027	2,978
2028 – 2032	13,615
Total	$25,862

Schedule of Net Periodic Benefit Cost	The components of the net periodic benefit cost are as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Service cost	$10	$14	$30	$45
Interest cost	779	454	2,298	1,458
Expected return on plan assets	(693)	(678)	(2,045)	(2,172)
Amortization:
Amortization of prior service cost	90	50	268	159
Amortization of net loss	403	605	1,186	1,938
Net periodic benefit cost	$589	$445	$1,737	$1,428